UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	01/31/2012

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
January 31, 2012 (Unaudited)

Common Stocks--98.0%	Shares	Value ($)
Consumer Discretionary--12.8%
Aaron's	161,999	4,310,793
Advance Auto Parts	153,512	11,765,160
Aeropostale	167,554a	2,742,859
AMC Networks, Cl. A	122,295a	5,229,334
American Eagle Outfitters	406,922	5,733,531
American Greetings, Cl. A	86,019	1,236,093
ANN	108,027a	2,620,735
Ascena Retail Group	144,655a	5,116,447
Bally Technologies	90,715a	3,829,987
Barnes & Noble	88,773a,b	1,071,490
Bob Evans Farms	61,840	2,184,807
Brinker International	169,641	4,385,220
Carter's	104,146a	4,365,800
Cheesecake Factory	115,205a	3,407,764
Chico's FAS	359,597	4,113,790
Collective Brands	132,177a	2,202,069
Deckers Outdoor	80,840a	6,535,914
Dick's Sporting Goods	202,077	8,327,593
DreamWorks Animation SKG, Cl. A	147,334a,b	2,615,178
Foot Locker	324,479	8,514,329
Fossil	111,498a	10,597,885
Gentex	304,194	8,173,693
Guess?	142,162	4,264,860
Hanesbrands	203,297a	5,001,106
HSN	83,083	2,965,232
International Speedway, Cl. A	61,665	1,590,340
ITT Educational Services	42,721a,b	2,814,032
John Wiley & Sons, Cl. A	98,768	4,483,080
KB Home	147,596b	1,331,316
Lamar Advertising, Cl. A	122,438a,b	3,502,951
Life Time Fitness	90,153a	4,430,118
LKQ	310,706a	10,129,016
Matthews International, Cl. A	62,818	2,070,481
MDC Holdings	82,119b	1,627,599
Meredith	79,828b	2,513,784
Mohawk Industries	119,405a	7,302,810
New York Times, Cl. A	259,519a	1,933,417

NVR	10,558a	7,319,333
Office Depot	609,763a	1,664,653
Panera Bread, Cl. A	62,774a	9,306,245
PetSmart	236,458	12,584,295
Polaris Industries	146,422	9,429,577
PVH	143,159	11,050,443
RadioShack	205,347b	1,474,391
Regis	124,516	2,134,204
Rent-A-Center	124,113	4,197,502
Saks	339,218a,b	3,385,396
Scholastic	52,734	1,556,180
Scientific Games, Cl. A	126,863a	1,419,597
Service Corporation International	480,571	5,334,338
Signet Jewelers	184,302	8,400,485
Sotheby's	143,816	4,822,150
Strayer Education	25,198b	2,741,542
Thor Industries	92,177	2,826,147
Toll Brothers	307,627a	6,709,345
Tractor Supply	150,518	12,157,339
Tupperware Brands	121,760	7,651,398
Under Armour, Cl. A	76,801a,b	6,114,896
Valassis Communications	98,488a,b	2,240,602
Warnaco Group	86,112a	5,016,024
Wendy's	622,151	2,917,888
Williams-Sonoma	219,887	7,885,148
WMS Industries	119,582a	2,617,650
		307,997,381
Consumer Staples--4.1%
Church & Dwight	302,946	13,744,660
Corn Products International	158,770	8,810,147
Energizer Holdings	140,565a	10,840,373
Flowers Foods	240,111	4,646,148
Green Mountain Coffee Roasters	275,120a,b	14,674,901
Lancaster Colony	41,267	2,867,644
Monster Beverage	160,408a	16,764,240
Ralcorp Holdings	116,858a	10,219,232
Ruddick	103,078	4,158,167
Smithfield Foods	342,934a	7,657,716
Tootsie Roll Industries	51,299b	1,243,488
Universal	49,445b	2,219,092
		97,845,808
Energy--6.2%
Arch Coal	442,408	6,383,947
Atwood Oceanics	120,173a	5,525,555

Bill Barrett	99,574a	2,750,234
CARBO Ceramics	42,238b	4,107,645
Cimarex Energy	181,652b	10,604,844
Comstock Resources	102,833a	1,238,109
Dresser-Rand Group	158,031a	8,095,928
Dril-Quip	72,714a	4,796,943
Forest Oil	237,726a	3,090,438
Helix Energy Solutions Group	223,882a	3,682,859
HollyFrontier	440,773	12,932,280
Northern Oil and Gas	134,680a,b	3,367,000
Oceaneering International	228,931	11,123,757
Oil States International	108,652a	8,658,478
Patriot Coal	195,143a,b	1,483,087
Patterson-UTI Energy	324,801	6,128,995
Plains Exploration & Production	298,719a	11,267,681
Quicksilver Resources	250,545a,b	1,255,230
SM Energy	135,627	9,843,808
Southern Union	264,311	11,463,168
Superior Energy Services	167,061a,b	4,762,909
Tidewater	108,580	5,847,033
Unit	86,588a	3,918,107
World Fuel Services	151,041	6,854,241
		149,182,276
Financial--20.0%
Affiliated Managers Group	112,848a	11,342,352
Alexandria Real Estate Equities	131,364c	9,512,067
American Campus Communities	148,161c	6,341,291
American Financial Group	162,722	5,967,016
Apollo Investment	412,609	3,181,215
Arthur J. Gallagher & Co.	240,194	8,008,068
Aspen Insurance Holdings	150,365	3,993,694
Associated Banc-Corp	369,302	4,601,503
Astoria Financial	180,477	1,503,373
BancorpSouth	147,346b	1,654,696
Bank of Hawaii	99,055b	4,528,795
BRE Properties	159,745c	8,277,986
Brown & Brown	243,077	5,537,294
Camden Property Trust	162,865c	10,504,792
Cathay General Bancorp	168,221	2,647,799
City National	99,593	4,569,327
Commerce Bancshares	166,343	6,457,435
Corporate Office Properties Trust	153,580c	3,721,243
Cullen/Frost Bankers	129,979	7,235,931
Duke Realty	529,142c	7,085,211

East West Bancorp	316,470	6,949,681
Eaton Vance	244,344b	6,277,197
Equity One	124,690b,c	2,350,406
Essex Property Trust	72,327b,c	10,415,088
Everest Re Group	113,154	9,663,352
Federal Realty Investment Trust	134,506c	12,705,437
Fidelity National Financial, Cl. A	460,309	8,373,021
First American Financial	221,262	3,279,103
First Niagara Financial Group	738,410	7,066,584
FirstMerit	231,087	3,625,755
Fulton Financial	419,951	3,901,345
Greenhill & Co.	60,027	2,794,857
Hancock Holding	177,216	5,883,571
Hanover Insurance Group	95,572	3,474,998
HCC Insurance Holdings	237,598	6,595,720
Highwoods Properties	152,248c	5,037,886
Home Properties	100,900c	6,011,622
Hospitality Properties Trust	262,329c	6,356,232
International Bancshares	113,064	2,173,090
Janus Capital Group	389,040	3,061,745
Jefferies Group	306,052	4,655,051
Jones Lang LaSalle	92,342	7,272,856
Kemper	104,907	3,123,081
Liberty Property Trust	246,190c	8,195,665
Macerich	279,398b,c	15,171,311
Mack-Cali Realty	183,258c	5,270,500
Mercury General	77,169	3,372,285
MSCI, Cl. A	255,713a	8,331,130
National Retail Properties	216,184b,c	5,839,130
New York Community Bancorp	926,624	11,758,859
Old Republic International	537,928	5,314,729
Omega Healthcare Investors	215,717b,c	4,495,542
Potlatch	82,719c	2,524,584
Prosperity Bancshares	98,236b	4,077,776
Protective Life	175,131	4,380,026
Raymond James Financial	216,641	7,582,435
Rayonier	256,114c	11,712,093
Realty Income	282,354b,c	10,277,686
Regency Centers	188,139c	7,773,903
Reinsurance Group of America	153,853	8,383,450
SEI Investments	310,488	5,703,665
Senior Housing Properties Trust	345,068c	7,826,142
Signature Bank	98,075a	5,703,061
SL Green Realty	182,484c	13,418,049

StanCorp Financial Group	93,542b	3,616,334
SVB Financial Group	92,213a	5,352,043
Synovus Financial	1,648,903	2,869,091
Taubman Centers	122,876c	8,236,378
TCF Financial	329,713	3,310,319
Transatlantic Holdings	121,946	6,761,906
Trustmark	136,744b	3,223,056
UDR	464,066c	12,074,997
Valley National Bancorp	391,240b	4,663,581
W.R. Berkley	233,169	7,990,702
Waddell & Reed Financial, Cl. A	179,291	4,921,538
Washington Federal	230,061	3,625,761
Webster Financial	154,504	3,275,485
Weingarten Realty Investors	256,766b,c	6,231,711
Westamerica Bancorporation	61,554b	2,859,183
		483,842,872
Health Care--10.1%
Allscripts Healthcare Solutions	402,291a	7,691,804
AMERIGROUP	100,603a	6,842,010
Bio-Rad Laboratories, Cl. A	41,330a	4,197,475
Catalyst Health Solutions	106,298a	5,820,878
Charles River Laboratories
International	104,239a	3,520,151
Community Health Systems	191,003a	3,571,756
Cooper	101,300	7,307,782
Covance	129,042a	5,653,330
Endo Pharmaceuticals Holdings	247,766a	9,209,462
Gen-Probe	98,759a	6,609,940
Health Management Associates, Cl.
A	533,187a	3,417,729
Health Net	176,314a	6,654,090
Henry Schein	191,128a	13,549,064
Hill-Rom Holdings	130,686	4,313,945
HMS Holdings	180,715a	5,965,402
Hologic	557,679a	11,371,075
IDEXX Laboratories	117,863a,b	9,970,031
LifePoint Hospitals	100,233a	4,028,364
Lincare Holdings	188,361	4,838,994
Masimo	125,702a	2,690,023
Medicis Pharmaceutical, Cl. A	131,427	4,348,919
Mednax	103,792a	7,392,066
Mettler-Toledo International	66,395a	11,652,322
Omnicare	242,496b	7,961,144
Owens & Minor	134,301	4,084,093

Regeneron Pharmaceuticals	160,934a	14,622,463
ResMed	309,127a	8,973,957
STERIS	124,111	3,733,259
Techne	77,371	5,280,571
Teleflex	86,546	5,295,750
Thoratec	127,609a	3,751,705
United Therapeutics	108,580a	5,339,964
Universal Health Services, Cl. B	205,200	8,472,708
VCA Antech	181,819a	4,069,109
Vertex Pharmaceuticals	441,646a	16,318,820
WellCare Health Plans	89,630a	5,356,289
		243,876,444
Industrial--16.6%
Acuity Brands	88,789b	5,170,183
Aecom Technology	247,154a	5,657,355
AGCO	206,034a	10,493,312
Alaska Air Group	74,161a	5,645,877
Alexander & Baldwin	88,845	4,202,368
Alliant Techsystems	68,763	4,085,210
AMETEK	339,007	15,933,329
BE Aerospace	218,728a	9,230,322
Brink's	98,740	2,783,481
Carlisle	129,266	6,169,866
CLARCOR	106,748	5,487,915
Clean Harbors	98,798a	6,268,733
Con-way	116,803	3,707,327
Copart	113,386a	5,333,677
Corporate Executive Board	71,725	2,820,944
Corrections Corp. of America	210,204a	4,946,100
Crane	103,872	4,985,856
Deluxe	108,915	2,784,957
Donaldson	157,249	11,369,103
Esterline Technologies	65,224a	3,988,448
Fortune Brands Home & Security	330,593a	6,139,112
FTI Consulting	87,582a,b	3,750,261
Gardner Denver	106,506	7,945,348
GATX	97,676	4,194,207
General Cable	111,436a	3,438,915
Graco	124,667	5,732,189
Granite Construction	73,248	1,950,594
Harsco	172,046	3,824,583
Herman Miller	121,704	2,570,388
HNI	92,702	2,515,005
Hubbell, Cl. B	124,407	8,952,328

Huntington Ingalls Industries	102,582a	3,865,290
IDEX	174,590	7,074,387
ITT	192,462	4,184,124
ITT Exelis	384,248	3,838,638
JB Hunt Transport Services	188,666	9,635,173
JetBlue Airways	426,874a,b	2,531,363
Kansas City Southern	232,533a	15,961,065
KBR	315,843	10,151,194
Kennametal	168,624	7,269,381
Kirby	118,089a	7,884,803
Korn/Ferry International	97,526a	1,602,352
Landstar System	99,123	5,070,141
Lennox International	108,667	3,933,745
Lincoln Electric Holdings	175,758	7,548,806
Manpower	171,802	6,890,978
Mine Safety Appliances	63,413	2,164,920
MSC Industrial Direct, Cl. A	96,784	7,357,520
Nordson	125,958b	5,710,936
Oshkosh	191,177a	4,641,778
Pentair	206,350	7,597,807
Regal-Beloit	86,928	4,934,903
Rollins	134,946	2,886,495
Shaw Group	137,475a	3,731,071
SPX	108,288	7,540,093
Terex	233,888a	4,630,982
Thomas & Betts	110,543a	7,891,665
Timken	178,217	8,702,336
Towers Watson & Co., Cl. A	107,986	6,457,563
Trinity Industries	170,356	5,359,400
Triumph Group	91,770	5,742,049
United Rentals	134,201a,b	5,131,846
URS	169,078a	6,957,560
UTi Worldwide	219,484	3,268,117
Valmont Industries	47,827	5,017,531
Wabtec	101,811	7,003,579
Waste Connections	234,679	7,582,478
Watsco	60,439	4,168,478
Werner Enterprises	95,767b	2,502,392
Woodward	127,396	5,348,084
		401,848,316
Information Technology--15.5%
ACI Worldwide	69,660a,b	2,116,271
Acxiom	163,139a	2,238,267
ADTRAN	133,817	4,634,083

Advent Software	70,324a	1,846,005
Alliance Data Systems	104,887a	11,621,480
ANSYS	195,743a	11,840,494
AOL	206,726a,b	3,351,028
Arrow Electronics	234,811a	9,695,346
Atmel	981,211a	9,527,559
Avnet	312,206a	10,886,623
Broadridge Financial Solutions	260,127	6,235,244
Cadence Design Systems	578,519a,b	6,109,161
Ciena	202,454a,b	2,945,706
Compuware	456,513a	3,579,062
Concur Technologies	98,561a	5,159,668
Convergys	252,977a	3,367,124
CoreLogic	221,777a	3,149,233
Cree	242,159a,b	6,158,103
Cypress Semiconductor	323,090a	5,555,533
Diebold	135,241	4,285,787
DST Systems	70,685	3,450,135
Equinix	100,482a	12,053,821
FactSet Research Systems	94,800	8,372,736
Fair Isaac	74,322	2,693,429
Fairchild Semiconductor
International	268,792a	3,757,712
Gartner	198,821a	7,537,304
Global Payments	164,489	8,227,740
Informatica	225,580a	9,542,034
Ingram Micro, Cl. A	322,797a	6,126,687
Integrated Device Technology	318,734a	2,020,774
International Rectifier	142,449a	3,247,837
Intersil, Cl. A	270,227	3,042,756
Itron	85,440a	3,314,218
Jack Henry & Associates	181,684	6,213,593
Lam Research	251,714a	10,720,499
Lender Processing Services	180,440	3,000,717
ManTech International, Cl. A	49,955b	1,755,918
MEMC Electronic Materials	471,419a	2,154,385
Mentor Graphics	197,313a	2,736,731
MICROS Systems	169,525a	8,427,088
Monster Worldwide	264,310a	1,903,032
National Instruments	197,152	5,305,360
NCR	334,432a	6,263,911
NeuStar, Cl. A	137,581a	5,023,082
Parametric Technology	243,707a	6,134,105
Plantronics	91,041	3,390,367

Polycom	376,255a	7,506,287
QLogic	213,604a	3,699,621
Quest Software	119,504a	2,431,906
Rackspace Hosting	219,526a,b	9,529,624
RF Micro Devices	583,097a,b	2,909,654
Riverbed Technology	328,764a	7,870,610
Rovi	231,866a	7,440,580
Semtech	141,298a	4,026,993
Silicon Laboratories	88,554a,b	3,882,207
Skyworks Solutions	398,853a	8,607,248
Solera Holdings	150,519	7,190,293
Synopsys	303,041a	8,842,736
Tech Data	87,088a	4,521,609
Tellabs	763,154	2,899,985
TIBCO Software	341,965a	8,915,028
Trimble Navigation	261,319a	12,237,569
ValueClick	171,344a,b	2,988,239
VeriFone Systems	223,261a	9,533,245
Vishay Intertechnology	328,459a	4,033,477
Zebra Technologies, Cl. A	109,695a	4,153,053
		373,937,712
Materials--6.7%
Albemarle	186,664	12,004,362
AptarGroup	140,369	7,358,143
Ashland	165,565	10,440,529
Cabot	135,844	4,917,553
Carpenter Technology	92,573	4,858,231
Commercial Metals	242,840	3,482,326
Compass Minerals International	69,262	5,060,974
Cytec Industries	103,663	5,168,637
Domtar	76,486	6,606,861
Greif, Cl. A	64,222	3,111,556
Intrepid Potash	112,593a,b	2,689,847
Louisiana-Pacific	291,702a	2,485,301
Martin Marietta Materials	96,965b	8,000,582
Minerals Technologies	38,635	2,451,391
NewMarket	22,411b	4,845,034
Olin	170,925	3,794,535
Packaging Corp. of America	207,841	5,848,646
Reliance Steel & Aluminum	159,017	8,459,704
Rock-Tenn, Cl. A	149,526	9,249,678
RPM International	274,185	6,862,851
Scotts Miracle-Gro, Cl. A	91,152b	4,316,959
Sensient Technologies	105,425	4,176,938

Silgan Holdings	103,277	4,292,192
Sonoco Products	209,161	6,546,739
Steel Dynamics	464,234	7,404,532
Temple-Inland	232,638	7,418,826
Valspar	198,257	8,572,633
Worthington Industries	117,306b	2,159,603
		162,585,163
Telecommunication Services--.5%
Telephone & Data Systems	212,626	5,592,061
TW Telecom	313,928a	6,325,649
		11,917,710
Utilities--5.5%
Alliant Energy	235,216	9,970,806
Aqua America	289,883b	6,394,819
Atmos Energy	189,060	6,127,435
Black Hills	82,508	2,785,470
Cleco	127,869	5,084,071
Energen	151,361	7,291,059
Great Plains Energy	288,162	5,941,900
Hawaiian Electric Industries	200,979	5,215,405
IDACORP	104,413	4,401,008
MDU Resources Group	396,310	8,473,108
National Fuel Gas	175,609	8,829,621
NSTAR	219,562	9,864,921
NV Energy	500,604	8,109,785
OGE Energy	207,742	10,981,242
PNM Resources	165,760	2,952,186
Questar	372,994	7,191,324
UGI	245,036	6,593,919
Vectren	171,580	4,905,472
Westar Energy	245,120	6,971,213
WGL Holdings	109,369	4,664,588
		132,749,352
Total Common Stocks
(cost $1,943,261,748)		2,365,783,034
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.03%, 5/24/12
(cost $3,249,710)	3,250,000[d]	3,249,415

Other Investment--1.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $43,509,350)	43,509,350 [e]	43,509,350
Investment of Cash Collateral for
Securities Loaned--4.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $110,004,538)	110,004,538 [e]	110,004,538

Total Investments (cost $2,100,025,346)	104.5%	2,522,546,337
Liabilities, Less Cash and Receivables	(4.5%)	(108,122,999)
Net Assets	100.0%	2,414,423,338

a	Non-income producing security.
b	Security, or portion thereof, on loan. At January 31, 2012, the value of the fund's securities on loan was $107,346,441 and the value of the collateral held by the fund was $110,004,538.
c	Investment in real estate investment trust.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At January 31, 2012, net unrealized appreciation on investments was $422,520,991 of which $594,327,897 related to appreciated investment securities and $171,806,906 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	20.0
Industrial	16.6
Information Technology	15.5
Consumer Discretionary	12.8
Health Care	10.1
Materials	6.7
Short-Term/Money Market Investments	6.5
Energy	6.2
Utilities	5.5
Consumer Staples	4.1
Telecommunication Services	.5
104.5
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2012	($)
Financial Futures Long
Standard & Poor's Midcap 400 E-mini	528	49,362,720	March 2012	1,723,756

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	2,362,514,917	-	-	2,362,514,917
Equity Securities - Foreign+	3,268,117	-	-	3,268,117
Mutual Funds	153,513,888	-	-	153,513,888
U.S. Treasury	-	3,249,415	-	3,249,415
Other Financial Instruments:
Futures++	1,723,756	-	-	1,723,756
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	03/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	03/27/2012

By: /s/ James Windels
James Windels Treasurer
Date:	03/27/2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)